SERVICE INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2020
Successors [Member]
Multiemployer Plan [Line Items]
SCHEDULE OF SERVICE INVENTORIES

The following table summarizes the service inventories for the periods as set forth below (in thousands):

	December 31,	December 31,
	2020	2019

Spare parts	$55,845	$39,428
Chemicals	24,527	22,852
Consumables	16,503	18,338
Total	96,875	80,618
Less: allowance for obsolete and slow-moving inventories	(2,612)	(1,777)
Total	$94,263	$78,841